Fair Values of Financial Instruments and Interest Rate Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Loans held for investment, net	$ 322,382	$ 359,860
Loans held for sale	5,373	1,958
Restricted stock	1,500	2,500
Bank-owned life insurance	6,394	6,171
Accrued interest receivable	1,753	2,084
Financial Liabilities
Deposits	457,612	431,338
Short-term borrowed funds	18,690	20,791
Accrued interest payable	270	301
Level 1 [Member]
Financial Assets
Cash and cash equivalents	81,728
Securities available for sale	19,576
Restricted stock	2,265
Financial Liabilities
Deposits
Short-term borrowed funds
Long-term debt
Junior subordinated debt
Accrued interest payable
Level 2 [Member]
Financial Assets
Securities available for sale	72,062
Loans held for sale	5,373
Financial Liabilities
Short-term borrowed funds	18,690
Long-term debt	1,702
Level 3 [Member]
Financial Assets
Loans held for investment, net	331,386
Bank-owned life insurance	6,394
Mortgage servicing rights	2,394
Accrued interest receivable	1,753
Financial Liabilities
Deposits	446,669
Junior subordinated debt	11,268
Accrued interest payable	270
Carrying Value [Member]
Financial Assets
Cash and cash equivalents	81,728	28,687
Securities available for sale	91,638	88,661
Loans held for investment, net	322,382	359,860
Loans held for sale	5,373	1,958
Restricted stock	2,265	3,289
Bank-owned life insurance	6,394	6,171
Mortgage servicing rights	2,394	2,128
Accrued interest receivable	1,753	2,084
Financial Liabilities
Deposits	457,612	431,338
Short-term borrowed funds	18,690	20,791
Long-term debt	1,546	14,106
Junior subordinated debt	11,127	11,127
Accrued interest payable	270	301
Estimated Fair Value [Member]
Financial Assets
Cash and cash equivalents	81,728	28,687
Securities available for sale	91,638	88,661
Loans held for investment, net	331,386	374,636
Loans held for sale	5,373	1,958
Restricted stock	2,265	3,289
Bank-owned life insurance	6,394	6,171
Mortgage servicing rights	2,394	2,494
Accrued interest receivable	1,753	2,084
Financial Liabilities
Deposits	446,669	430,641
Short-term borrowed funds	18,690	20,791
Long-term debt	1,702	14,611
Junior subordinated debt	11,268	11,283
Accrued interest payable	$ 270	$ 301